Net Income Attributable to NTT and Increase in Additional Paid in Capital as Result of Equity Transactions with Noncontrolling Interests (Detail) - Entity [Domain] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Noncontrolling Interest [Line Items]
Net income attributable to NTT	¥ 518,066	¥ 585,473	¥ 521,932
Transfers (to) from the noncontrolling interests:
Increase in additional paid-in capital attributable to tax effect by NTT DOCOMO's share repurchase of its common stock (Note 12)	34,823
Decrease in additional paid-in capital attributable to change in NTT's ownership interest by NTT DOCOMO's share repurchase of its common stock	(14,802)
Other	(2,600)	(1,069)	(4,553)
Total	(138,937)	3,662	1,317
Change from net income attributable to NTT's shareholders and transfers from the noncontrolling interests	535,487	584,404	517,379
Parent
Transfers (to) from the noncontrolling interests:
Total	¥ 17,421	¥ (1,069)	¥ (4,553)